CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Ordinary shares Private placement offering	Ordinary shares IPO offering	Ordinary shares		Additional paid-in capital Private placement offering	Additional paid-in capital IPO offering	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Non-controlling interest	Private placement offering	IPO offering	Total
Balance at the beginning of the year at Mar. 31, 2015				$ 4,208				$ 3,683,182	$ (350,171)	$ 17,366				$ 3,354,585
Balance at the beginning of the year (in shares) at Mar. 31, 2015	[1]			42,080,000
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Shareholders' contribution								7,601,048						7,601,048
Net income for the year									3,538,407					3,538,407
Foreign currency translation adjustment										(482,083)				(482,083)
Balance at the end of the year at Mar. 31, 2016				$ 4,208				11,284,230	3,188,236	(464,717)				14,011,957
Balance at the end of the year (in shares) at Mar. 31, 2016	[1]			42,080,000
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Procceds from issuance of shares		$ 84				$ 2,000,000						$ 2,000,084
Procceds from issuance of shares (in shares)	[1]	841,600
Shareholders' contribution								1,487						1,487
Net income for the year									8,570,864					8,570,864
Foreign currency translation adjustment										(1,080,036)				(1,080,036)
Balance at the end of the year at Mar. 31, 2017				$ 4,292				13,285,717	11,759,100	(1,544,753)				$ 23,504,356
Balance at the end of the year (in shares) at Mar. 31, 2017				42,921,600	[1]									42,921,600
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Procceds from issuance of shares			$ 504				$ 43,273,198						$ 43,273,702
Procceds from issuance of shares (in shares)	[1]		5,036,950
Share-based compensation								1,828,868						$ 1,828,868
Capital contribution from non-controlling interest ("NCI")											$ 4,507,205			4,507,205
Net income for the year									65,481,973		28,652			65,510,625
Foreign currency translation adjustment										5,923,982	104,161			6,028,143
Purchase of shares from NCI								30,188			$ (4,640,018)			(4,609,830)
Balance at the end of the year at Mar. 31, 2018				$ 4,796				$ 58,417,971	$ 77,241,073	$ 4,379,229				$ 140,043,069
Balance at the end of the year (in shares) at Mar. 31, 2018				47,958,550	[1]									47,958,550

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance. See Note 15.